S000057735 [Member] Investment Risks - Morningstar Alternatives Fund	Apr. 30, 2026
Active Management Risk [Member]
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Active Management Risk—The Fund is actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. The Fund’s performance depends heavily on Morningstar’s skill and judgment in managing assets directly (through open- and closed‑end investment companies, ETFs and individual securities) and allocating assets to subadvisers and Morningstar and each subadviser’s skill in selecting securities and executing its strategy. The Fund could experience losses if these judgments prove to be incorrect.

Absolute Return Strategy Risk [Member]
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Absolute Return Strategy Risk—In seeking low sensitivity to traditional U.S. asset classes, the Fund uses an absolute return strategy and a benchmark index of cash-like instruments. Unlike most equity funds, the Fund should not be expected to benefit from broad equity market returns, and unlike traditional bond funds, it may not generate current income or benefit when interest rates decline.

Market Risks [Member]
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Market Risk—The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, changes in trade regulation or economic sanctions, conflicts, social unrest, recessions, or the threat or occurrence of a government shutdown) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies.

Long Short Strategy Risk [Member]
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Long/Short Strategy Risk—While the Fund may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the Fund could lose money on both positions, if the portfolio managers judge the market incorrectly.

Interest Rate Risks [Member]
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Interest-Rate Risk—The value of fixed-income securities, as well as some income-oriented equity securities that pay dividends, will typically decline when interest rates rise. The Fund may be subject to a greater risk of rising interest rates during low interest rate environments.

Call Risks [Member]
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Call Risk—During periods of falling interest rates, an issuer may call or repay a higher-yielding fixed income security before its maturity date, forcing the Fund to reinvest in fixed income securities with lower interest rates than the original obligations.

Credit Risks [Member]
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Risk [Text Block]	Credit Risk—Issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest.
High Yield Risk [Member]
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High-Yield Risk—High-yield securities and unrated securities of similar credit quality (commonly known as junk bonds) are subject to greater levels of credit, valuation and liquidity risks. High-yield securities are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Securities Risk [Member]
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Foreign Securities Risk—Securities of non‑U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. They may also be subject to political, economic, and regulatory risks, and market instability. Non‑U.S. issuers also may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers.

Emerging Markets Risk [Member]
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Emerging-Markets Risk—Emerging-market countries may have relatively unstable governments and economies based on only a few industries, which can cause greater instability. These countries are also more likely to experience higher levels of inflation, deflation, or currency devaluations, which could hurt their economies and securities markets.

Currency Risk [Member]
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Currency Risk—Because this Fund may invest in securities of non‑U.S. issuers, changes in currency exchange rates (including in the markets in which such non‑U.S. issuers’ securities are traded) could hurt performance. Morningstar or a subadviser may decide not to hedge, or may not be successful in hedging, its currency exposure.

Geographic Concentration Risks [Member]
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Geographic Concentration Risk—To the extent that the Fund invests a significant portion of its assets in a particular country, region or continent, economic, political, social and environmental conditions in such country, region or continent will have a greater effect on the Fund’s performance than they would in a more geographically diversified fund. Information about the Fund’s investment in a geographic area is available in its annual and semi-annual reports to shareholders, on the Fund’s website and/or on the Fund’s Forms N‑PORT and N‑CSR.

Convertible Securities Risk [Member]
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Convertible Securities Risk—Convertible securities are generally debt securities or preferred stocks that may be converted into common stock. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

Preferred Stock Risk [Member]
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Preferred Stock Risk—Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks are generally payable at the discretion of the issuer’s board of directors, after the company makes required payments to holders of its bonds and other debt securities. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies. Preferred stocks may be less liquid than common stocks. Preferred shareholders may have certain rights if distributions are not paid but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid.

Short Sales Risk [Member]
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Short Sales Risk—Short sales involve selling a security the Fund does not own in anticipation that the security’s price will decline. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. Short sales are highly speculative and may subject the Fund to, at least theoretically, unlimited risk due to the fact that the value of the security underlying the short sale may appreciate indefinitely. Short sales also create leverage which increases the Fund’s exposure to the market.

U S Government Securities Risk [Member]
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U.S. Government Securities Risk—U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Sovereign Debt Securities Risk [Member]
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Sovereign Debt Securities Risk—Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Supranational Entities Risk [Member]
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Supranational Entities Risk—The Fund may invest in obligations issued or guaranteed by the International Bank for Reconstruction and Development (the “World Bank”). The government members, or “stockholders,” usually make initial capital contributions to the World Bank and in many cases are committed to make additional capital contributions if the World Bank is unable to repay its borrowings. There is no guarantee that one or more stockholders of the World Bank will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

Mortgage Related and Other Asset Backed Securities Risk [Member]
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Mortgage-Related and Other Asset-Backed Securities Risk—Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust.
Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:
Extension Risk—Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.
Prepayment Risk—When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.
These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or “to be announced”) commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.

When Issued and Delayed Delivery Securities Risk [Member]
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When-Issued and Delayed Delivery Securities Risk—When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Indexed and Inverse Securities Risk [Member]
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Indexed and Inverse Securities Risk—Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate.

Derivatives Risks [Member]
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Derivatives Risk—A derivative is an instrument with a value based on the performance of an underlying currency, security, index, or other reference asset. Derivatives involve risks different from, or possibly greater than, the risks of investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, or difficult to value. In addition, derivatives could cause losses if the counterparty to the transaction does not perform as promised. The investment results achieved by using derivatives may not match or fully offset changes in the value of the underlying currency, security, index, or other reference asset that the Fund was attempting to hedge or the investment opportunity it was trying to pursue. Derivatives also are susceptible to operational risks, such as system failures and inadequate controls, and legal risks, such as insufficient documentation and lack of enforceability of a contract.

Investment Company ETF Risk [Member]
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Investment Company/ETF Risk—An investment company, including an open- or closed‑end mutual fund or ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for the Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value of the ETF; at times, this premium or discount could be significant.

Quantitative Models Risk [Member]
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Quantitative Models Risk—Morningstar or a sub‑adviser may utilize quantitative models in managing all or a portion of the Fund. Such quantitative models may not perform as expected and may cause the Fund to underperform other investment strategies that do not use quantitative models. Flaws or errors in the quantitative model’s assumptions, design, execution, or data inputs may adversely affect Fund performance. Due to the significant role technology plays in a quantitative model, use of a quantitative model carries the risk of potential issues with the design, coding, implementation, or maintenance of the technology used in the quantitative model. Quantitative models may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models by Morningstar will enable the Fund to achieve its objective.

Merger Arbitrage Risk [Member]
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Merger Arbitrage Risk—Investments in companies that are the subject of a publicly-announced transaction carry the risk the transaction is renegotiated, takes longer to complete than originally planned and that the transaction is never completed. Any such event could cause the Fund to incur a loss. In the case of an investment in a potential target company, if the proposed transaction appears likely not to be consummated, in fact is not consummated, or is delayed, the market price of the security will usually decline sharply, resulting in a loss to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. During periods of market stress, the availability of transactions of the type in which the Fund invests may be significantly limited. In certain circumstances, a sub‑adviser may engage in litigation related to the appraisal of securities held by the Fund to maximize value for Fund shareholders in connection with its merger arbitrage strategy.

Private Placements Risk [Member]
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Private Placements Risk—Securities that are purchased in private placements are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these investments, especially under adverse circumstances, a Fund could find it more difficult to sell private placements at an advisable time or attractive price. Additionally, such securities may not be listed on an exchange and may have no active trading market. Accordingly, many private placement securities may be illiquid. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value.

Floating Rate Notes Risk [Member]
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Floating-Rate Notes Risk—Floating-rate notes are subject to credit risk and interest-rate risk. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable-rate demand note is reset at specified intervals at a market rate. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce the Fund’s income.

Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk—The Fund may engage in active and frequent trading of its portfolio securities. Such a strategy often involves higher transaction costs, including brokerage commissions and dealer mark‑ups, and may increase the amount of capital gains (in particular, short-term gains) realized by a Fund. Shareholders may pay tax on such capital gains. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Valuation risk [Member]
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Valuation risk—The amount the Fund actually receives when selling (or otherwise disposing of) an investment may differ from the Fund’s recorded valuation of that investment. This discrepancy is more likely for investments that trade infrequently, are valued using fair-value methods or third-party pricing vendors, or are held during periods of market stress or heightened volatility. Consequently, the Fund may realize a larger loss or a smaller gain than anticipated based on its stated valuation. Additionally, the Fund’s valuation process could be disrupted by technology failures or errors originating from pricing vendors or other external service providers.

Cybersecurity Risk [Member]
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Cybersecurity Risk—The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which a Fund invests, have the ability to cause disruptions and impact business operations, and the Fund and its shareholders could be negatively impacted as a result.

Multimanager and Subadviser Selection Risk [Member]
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Multimanager and Subadviser Selection Risk—To a significant extent, the Fund’s performance depends on Morningstar’s skill in selecting subadvisers and each subadviser’s skill in selecting securities and executing its strategy. Subadviser strategies may occasionally be out of favor and subadvisers may underperform relative to their peers or benchmarks.

Risk Lose Money [Member]
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Risk [Text Block]	You can lose money by investing in the Fund.